Other Income (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Income [Abstract]
Atm and check card fees	$ 569	$ 534
Wire transfer fees	90	95
Safe deposit box fees	89	68
Other	179	147
Total other income	$ 927	$ 844